CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 5,026,880	$ 4,162,069
Accounts receivable, net	14,116,345	13,310,770
Inventory	26,956,581	9,908,789
Prepayment	347,717	984,960
Other receivables	239,867	201,896
Due from related parties	0	79,879
Prepaid expenses	296,461	577,667
Governmental subsidy receivable	468,751	2,890,197
Deferred tax assets	30,863	113,440
Total current assets	47,483,465	32,229,667
Non-current assets
Property, plant and equipment, net	15,871,521	16,153,577
Land use right, net	885,693	872,324
Governmental subsidy receivable, non-current	1,265,868	1,918,212
Deferred tax assets, non-current	473,580	473,470
TOTAL ASSETS	65,980,127	51,647,250
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank loans	1,428,367	3,623,900
Accounts payable	5,903,526	3,510,701
Accrued expenses and other payables	692,271	920,535
Taxes payable	1,435,438	1,186,208
Deferred revenue	396,937	202,709
Deferred governmental subsidy	96,287	91,608
Deferred tax liabilities	117,188	722,549
Convertible notes payable, net	7,019,548	0
Total current liabilities	17,089,562	10,258,210
Non-current liabilities
Deferred governmental subsidy, non-current	1,746,785	1,753,516
Deferred tax liabilities, non-current	316,467	479,553
Convertible notes payable, net	0	6,991,439
TOTAL LIABILITIES	19,152,814	19,482,718
STOCKHOLDER'S EQUITY
Common stock $0.007par value, 142,857,142.86 shares authorized; 5,846,686 shares issued and outstanding as of December 31, 2011	42,800	42,698
Additional paid-in capital	3,483,418	3,437,264
Statutory reserves	3,541,401	2,768,269
Retained earnings	34,982,484	23,450,326
Accumulated other comprehensive income	4,777,210	2,465,975
TOTAL STOCKHOLDER'S EQUITY	46,827,313	32,164,532
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 65,980,127	$ 51,647,250